Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	ingsfi_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

(“Fund”)

Supplement dated January 10, 2014

to the Fund’s Class A, Class C, Class I, Class R and

Class W Prospectus dated February 28, 2013 (“Prospectus”)

I.         On November 20, 2013, the Fund’s Board of Directors approved a change with respect to the Fund’s primary benchmark. Effective immediately, the Fund’s Prospectus is hereby revised as follows:

A.        The table and accompanying footnotes in the subsection entitled “Performance Information — Average Annual Total Returns” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2012)

	1 Yr	5 Yrs (or since inception)		10 Yrs	Inception Date
Class A before taxes %	6.84	2.02		N/A	07/01/2008
After tax on distributions %	4.97	0.36		N/A	—
After tax on distributions with sale %	4.86	0.95		N/A	—
S&P Target Risk Growth Index(1),(2)%	11.72	3.90		N/A	—
DJ MP Index(1),(2)%	11.24	5.13	(3)	N/A	—
Class C before taxes %	11.47	3.22		N/A	08/29/2008
S&P Target Risk Growth Index (1),(2)%	11.72	4.30		N/A	—
DJ MP Index (1),(2)%	11.24	5.54	(3)	N/A	—
Class I before taxes %	13.50	3.65		N/A	07/01/2008
S&P Target Risk Growth Index (1),(2)%	11.72	3.90		N/A	—
DJ MP Index (1),(2)%	11.24	5.13	(3)	N/A	—
Class R before taxes %	12.98	8.27		N/A	08/05/2011
S&P Target Risk Growth Index (1),(2)%	11.72	10.26		N/A	—
DJ MP Index(1),(2)%	11.24	8.92		N/A	—
Class W before taxes %	13.66	3.63		N/A	07/01/2008
S&P Target Risk Growth Index (1),(2)%	11.72	3.90		N/A	—
DJ MP Index (1),(2)%	11.24	5.13	(3)	N/A	—

_______________________________________

(1)   The index returns do not reflect the deductions for fees, expenses or taxes.

(2)   On November 30, 2013, the Fund changed its primary benchmark from the DJ MP Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)   Reflects index performance since the date closest to the Class’ inception for which data is available.

II.         The Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, and real estate securities.

A.        The second sentence of the second paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for each of Class I shares and Class W shares, and $0.043 per share for Class R shares for 2014 based on annual payment rates of 6.25% for Class A shares, 5.50% for Class C shares, 6.50% for each of Class I shares and Class W shares, and 6.00% for Class R shares.

ING Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingsfi_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

(“Fund”)

Supplement dated January 10, 2014

to the Fund’s Class A, Class C, Class I, Class R and

Class W Prospectus dated February 28, 2013 (“Prospectus”)

I.         On November 20, 2013, the Fund’s Board of Directors approved a change with respect to the Fund’s primary benchmark. Effective immediately, the Fund’s Prospectus is hereby revised as follows:

A.        The table and accompanying footnotes in the subsection entitled “Performance Information — Average Annual Total Returns” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2012)

	1 Yr	5 Yrs (or since inception)		10 Yrs	Inception Date
Class A before taxes %	6.84	2.02		N/A	07/01/2008
After tax on distributions %	4.97	0.36		N/A	—
After tax on distributions with sale %	4.86	0.95		N/A	—
S&P Target Risk Growth Index(1),(2)%	11.72	3.90		N/A	—
DJ MP Index(1),(2)%	11.24	5.13	(3)	N/A	—
Class C before taxes %	11.47	3.22		N/A	08/29/2008
S&P Target Risk Growth Index (1),(2)%	11.72	4.30		N/A	—
DJ MP Index (1),(2)%	11.24	5.54	(3)	N/A	—
Class I before taxes %	13.50	3.65		N/A	07/01/2008
S&P Target Risk Growth Index (1),(2)%	11.72	3.90		N/A	—
DJ MP Index (1),(2)%	11.24	5.13	(3)	N/A	—
Class R before taxes %	12.98	8.27		N/A	08/05/2011
S&P Target Risk Growth Index (1),(2)%	11.72	10.26		N/A	—
DJ MP Index(1),(2)%	11.24	8.92		N/A	—
Class W before taxes %	13.66	3.63		N/A	07/01/2008
S&P Target Risk Growth Index (1),(2)%	11.72	3.90		N/A	—
DJ MP Index (1),(2)%	11.24	5.13	(3)	N/A	—

_______________________________________

(1)   The index returns do not reflect the deductions for fees, expenses or taxes.

(2)   On November 30, 2013, the Fund changed its primary benchmark from the DJ MP Index to the S&P Target Risk Growth Index because the S&P Target Risk Growth Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)   Reflects index performance since the date closest to the Class’ inception for which data is available.

II.         The Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, and real estate securities.

A.        The second sentence of the second paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.047 per share for each of Class I shares and Class W shares, and $0.043 per share for Class R shares for 2014 based on annual payment rates of 6.25% for Class A shares, 5.50% for Class C shares, 6.50% for each of Class I shares and Class W shares, and 6.00% for Class R shares.